EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.02 - Schedule 7

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Verified Value	Bid Tape Value	Comment
2054749	xxx		xxx	Note Date	xxx	xxx